Loans (Tables)	12 Months Ended
Mar. 31, 2024
Credit Quality Information of Loans Based on MHFG Group's Internal Rating System
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2023 and 2024:

	Term loans by origination year
	2022	2021	2020	2019	2018	Prior to 2018	Revolving Loans (2)	Total

	(in billions of yen)
2023

Domestic:
Corporate:
Large companies:
Normal obligors	12,277	5,993	5,384	3,994	3,065	3,670	7,517	41,900
Watch obligors excluding special attention obligors	109	46	50	58	59	33	130	485
Nonaccrual loans	153	35	61	134	99	159	339	980
Small and medium-sized companies:
Normal obligors	551	301	285	248	221	571	531	2,708
Watch obligors excluding special attention obligors	45	16	26	16	18	28	20	169
Nonaccrual loans	26	7	16	9	8	27	29	122
Retail (1) :
Housing Loan:
Normal obligors	711	570	476	468	478	4,723	—	7,426
Watch obligors excluding special attention obligors	1	2	1	2	1	35	—	42
Nonaccrual loans	8	2	2	1	1	25	—	39
Others:
Normal obligors	184	87	226	80	64	297	484	1,422
Watch obligors excluding special attention obligors	22	6	21	5	4	5	8	71
Nonaccrual loans	9	4	6	2	4	20	10	55
Sovereign:
Normal obligors	1,217	54	90	91	75	328	1	1,856
Watch obligors excluding special attention obligors	8	2	—	—	—	—	—	10
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	107	17	23	134	155	114	95	645
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	15,428	7,142	6,667	5,242	4,252	10,035	9,164	57,930

Foreign:
Corporate (3) :
Normal obligors	15,317	3,891	2,142	1,954	1,024	1,312	6,731	32,371
Watch obligors excluding special attention obligors	228	101	192	72	43	50	58	744
Nonaccrual loans	31	19	13	18	11	32	11	135
Retail:
Normal obligors	2	1	1	1	1	3	—	9
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	160	188	7	32	5	2	83	477
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	1	—	—	—	1
Banks and other financial institutions:
Normal obligors	1,536	265	169	91	19	4	404	2,488
Watch obligors excluding special attention obligors	8	4	4	5	—	—	—	21
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	17,282	4,469	2,528	2,174	1,103	1,403	7,287	36,246

Total	32,710	11,611	9,195	7,416	5,355	11,438	16,451	94,176

	Term loans by origination year
	2023	2022	2021	2020	2019	Prior to 2019	Revolving Loans (2)	Total

	(in billions of yen)
2024

Domestic:
Corporate:
Large companies:
Normal obligors	13,870	5,879	4,505	4,328	2,832	4,979	7,847	44,241
Watch obligors excluding special attention obligors	186	42	37	43	184	49	172	713
Nonaccrual loans	157	65	26	61	134	167	356	967
Small and medium-sized companies:
Normal obligors	430	251	195	150	151	533	494	2,204
Watch obligors excluding special attention obligors	35	15	10	12	15	30	19	135
Nonaccrual loans	8	7	7	8	8	33	26	97
Retail (1) :
Housing Loan:
Normal obligors	350	391	431	342	360	5,224	—	7,098
Watch obligors excluding special attention obligors	—	—	—	—	—	36	—	37
Nonaccrual loans	—	—	—	—	1	33	—	35
Others:
Normal obligors	211	71	54	100	48	337	470	1,291
Watch obligors excluding special attention obligors	23	6	5	10	3	7	8	62
Nonaccrual loans	5	2	3	6	2	22	9	49
Sovereign:
Normal obligors	1,858	47	48	92	66	321	3	2,436
Watch obligors excluding special attention obligors	8	2	1	—	—	—	—	12
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	120	103	262	2	107	110	527	1,231
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	17,261	6,882	5,585	5,155	3,911	11,883	9,932	60,608

Foreign:
Corporate (3) :
Normal obligors	14,106	5,488	2,589	1,028	1,128	1,028	7,706	33,073
Watch obligors excluding special attention obligors	243	83	35	161	22	57	105	705
Nonaccrual loans	60	27	2	5	2	19	13	127
Retail:
Normal obligors	2	1	1	1	1	3	—	10
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	319	215	117	2	4	—	29	686
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	1,674	874	193	21	2	7	448	3,219
Watch obligors excluding special attention obligors	—	6	4	—	6	—	—	16
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	16,403	6,694	2,941	1,219	1,164	1,114	8,302	37,837

Total	33,665	13,575	8,525	6,374	5,075	12,997	18,233	98,445

Notes:
(1)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(2)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2023 and 2024.
(3)	Corporate of foreign included ¥184 billion and ¥176 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2023 and 2024, respectively.

Allowance For Credit Losses Write off On Financing Receivables
The table below presents gross charge-offs recognized for the fiscal year ended March 31, 2024:

	March 31, 2024
	2023	2022	2021	2020	2019	Prior to 2019	Revolving Loans	Total

	(in billions of yen)
Domestic:
Corporate:
Large companies	5	13	3	—	2	1	2	27
Small and medium-sized companies	1	2	—	—	—	—	2	5
Retail:
Housing Loan	—	—	—	—	—	2	—	2
Others	1	1	—	—	—	1	—	3

Total domestic	6	16	3	—	2	4	4	37

Foreign:
Total foreign (Note)	—	1	1	2	—	6	—	10

Total	7	18	3	2	2	10	4	46

Note: The majority of total foreign consist of corporate.

Impaired Loans Information	The table below presents nonaccrual loans information at March 31, 2023 and 2024:

	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans

	(in billions of yen)
2023

Domestic:
Corporate:
Large companies	961	19	980	16
Small and medium-sized companies	103	19	122	1
Retail:
Housing Loan	22	17	39	1
Others	37	18	55	1

Total domestic	1,123	73	1,196	19

Foreign:
Total foreign (3)	132	4	136	4

Total	1,255	77	1,332	23

2024

Domestic:
Corporate:
Large companies	950	17	967	13
Small and medium-sized companies	86	12	97	1
Retail:
Housing Loan	20	15	35	1
Others	31	18	49	1

Total domestic	1,088	61	1,149	16

Foreign:
Total foreign (3)	124	3	127	4

Total	1,212	64	1,276	20

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted
The MHFG Group grants certain modifications of loans to borrowers experiencing financial difficulty. The following table presents modified loans that were determined to be TDRs during the fiscal year ended March 31, 2023:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs

	(in billions of yen)
2023
Domestic:
Corporate:
Large companies	—	141	595
Small and medium-sized companies	—	—	106
Retail:
Housing Loan	—	—	5
Others	—	—	19

Total domestic	—	141	725

Foreign:
Total foreign (2)	—	—	66

Total	—	141	791

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings On Financing Receivables
The following table presents loan modifications to borrowers experiencing financial difficulty by type of modification during the fiscal year ended March 31, 2024:

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction	Principal forgiveness	Other	Total (3)(4)

	(in billions of yen)
2024
Domestic:
Corporate:
Large companies	227	—	4	—	6	237
Small and medium-sized companies	34	—	2	—	—	35
Retail:
Housing Loan	—	—	—	—	—	—
Others	4	—	—	—	—	5

Total domestic	265	—	6	—	6	278

Foreign:
Total foreign (1)	15	5	1	—	—	20

Total	280	5	6	—	6	298

Notes:
(1)	The majority of total foreign consist of corporate.
(2)
The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 12.1 months, and reducing the weighted-average contractual interest rate by 0.6% for the fiscal year ended March 31, 2024.

(3)	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at March 31, 2024.
(4)
The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.

Delinquent Status of Modified Loans to Borrowers Experiencing Financial Difficulty
The following table presents the delinquent status of modified loans to borrowers experiencing financial difficulty, including loans that were modified during the fiscal year ended March 31, 2024:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2024
Domestic:
Corporate:
Large companies	—	—	4	4	234	237
Small and medium-sized companies	—	—	—	—	35	35
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	5	5

Total domestic	—	—	4	5	273	278

Foreign:
Total foreign (Note)	—	—	—	—	20	20

Total	—	—	4	5	293	298

Note: The majority of total foreign consist of corporate.

Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months	The following table presents payment defaults which occurred during the fiscal year ended March 31, 2023 with respect to the loans modified as TDRs within the previous twelve months:

Recorded investment
2023

(in billions of yen)
Domestic:
Corporate:
Large companies	95
Small and medium-sized companies	1
Retail:
Housing Loan	1
Others	1

Total domestic	98

Foreign:
Total foreign	10

Total	108

Age Analysis of Past Due Loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2023 and 2024:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2023
Domestic:
Corporate:
Large companies	—	3	28	31	43,334	43,365
Small and medium-sized companies	—	—	9	9	2,990	2,999
Retail:
Housing Loan	14	8	13	35	7,472	7,507
Others	4	1	10	15	1,533	1,548
Sovereign	—	—	—	—	1,866	1,866
Banks and other financial institutions	—	—	—	—	645	645

Total domestic	18	12	60	90	57,840	57,930

Foreign:
Total foreign (Note)	—	—	23	23	36,223	36,246

Total	18	12	83	113	94,063	94,176

2024
Domestic:
Corporate:
Large companies	1	—	35	37	45,884	45,921
Small and medium-sized companies	—	1	5	6	2,431	2,436
Retail:
Housing Loan	12	7	12	31	7,139	7,170
Others	5	1	10	16	1,387	1,403
Sovereign	—	—	—	—	2,447	2,447
Banks and other financial institutions	—	—	—	—	1,231	1,231

Total domestic	18	9	62	89	60,519	60,608

Foreign:
Total foreign (Note)	—	—	20	20	37,817	37,837

Total	18	9	82	109	98,335	98,445

Note: The majority of total foreign consist of corporate.